INVENTORY (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Nebulizers and components [Member]
Total Inventory	$ 48,671	$ 56,702
Oral liquid and health products [Member]
Total Inventory	41,943	0
Other [Member]
Total Inventory	$ 73,688	$ 10,442